Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 45,804	$ 52,062
Down payments from clients	473	565
Liberty (Note 16)	0	41,032
Other accounts payable	29,830	34,403
Total	$ 76,107	$ 128,062